Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 1,294	$ 45	$ (870)
Distributed Earnings [Abstract]
Total distributed income	131	67	45
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	1,425	112	(825)
Common Stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1,289	45	(865)
Distributed Earnings [Abstract]
Total distributed income	131	67	45
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	1,420	112	(820)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	381,621,687	367,664,700	356,563,773
Fully Vested Options [Shares]	1,389,122	1,023,459	791,353
Weighted average number of ordinary shares [Shares]	383,010,809	368,688,159	357,355,126
Ordinary shares - diluted [Shares]	418,107,439	370,257,765	357,355,126
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options [Shares]	1,572,015	1,569,606	0
Dilutive potential of convertible bonds [Shares]	33,524,615	0	0
Dilutive potential of E Ordinary shares [Shares]	0	0	0
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 3.71	$ 0.30	$ (2.30)
Ordinary shares - diluted (USD per share)	$ 3.17	$ 0.30	$ (2.30)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	1,420	112	(820)
Interest expense on convertible bonds	72	0	0
Amortization of issue cost and discount on convertible bonds	31	0	0
Fair value adjustment on convertible bonds included in income	(197)	0	0
Income/(loss) used in calculation of diluted earnings per ordinary share	1,326	112	(820)
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	5	0	(5)
Distributed Earnings [Abstract]
Total distributed income	0	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	5	0	(5)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares [Shares]	2,950,804	3,182,662	3,873,169
Ordinary shares - diluted [Shares]	2,950,804	3,182,662	3,873,169
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 1.85	$ 0.15	$ (1.15)
Ordinary shares - diluted (USD per share)	$ 1.71	$ 0.15	$ (1.15)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	$ 5	$ 0	$ (5)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	0	0	1,234,858
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	0	33,524,615	15,384,615
Conversion Of E Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	343,716	0	0